United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: Quarter ended 12/31/2011

Item 1. Schedule of Investments

Tax-Free Money Market Fund

Portfolio of Investments

December 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.9%[1]
		Alabama – 1.9%
$24,600,000		Huntsville, AL Randolph School Educational Building Authority, (Series 2008) Weekly VRDNs (Randolph School)/(Compass Bank, Birmingham LOC), 0.470%, 1/5/2012	24,600,000
35,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2010B) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.180%, 1/5/2012	35,000,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.130%, 1/5/2012	3,130,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 1/4/2012	10,000,000
		TOTAL	72,730,000
		Alaska – 1.8%
8,375,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.180%, 1/5/2012	8,375,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.150%, 1/4/2012	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.080%, 1/4/2012	17,500,000
		TOTAL	68,475,000
		Arizona – 1.1%
6,120,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.110%, 1/5/2012	6,120,000
435,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 1/5/2012	435,000
8,000,000	[2,3]	Arizona State Transportation Board, P-FLOATs (Series MT-726) Weekly VRDNs (Maricopa County, AZ Regional Area Road Fund)/(Bank of America N.A. LIQ), 0.160%, 1/5/2012	8,000,000
6,200,000	[2,3]	BlackRock MuniYield Arizona Fund, Inc., (373 Series W-7 VRDP Shares) Weekly VRDPs, (GTD by Citibank NA, New York), 0.240%, 1/5/2012	6,200,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Floater Certificates (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.100%, 1/5/2012	14,000,000
6,035,000	[2,3]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.100%, 1/5/2012	6,035,000
		TOTAL	40,790,000
		Arkansas – 0.2%
8,000,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.130%, 1/5/2012	8,000,000
		California – 9.0%
1,300,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.110%, 1/5/2012	1,300,000
12,200,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.110%, 1/5/2012	12,200,000
16,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.35% CP (Kaiser Permanente), Mandatory Tender 3/8/2012	16,000,000
8,450,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.130%, 1/4/2012	8,450,000
3,335,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.130%, 1/4/2012	3,335,000
43,135,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	43,469,871
20,000,000		California State, 2.00% Bonds, 9/1/2012	20,212,167
6,600,000		California Statewide Communities Development Authority MFH, (2010 Series D: Lincoln Walk Apartments) Weekly VRDNs (Lincoln Walk Studios, LP)/(PNC Bank, N.A. LOC), 0.140%, 1/5/2012	6,600,000
19,215,000	[2,3]	California Statewide Communities Development Authority, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.300%, 1/5/2012	19,215,000
36,895,000	[2,3]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 1/5/2012	36,895,000
12,120,000	[2,3]	Huntington Beach, CA Union High School District, SPEARs (Series DB-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 1/5/2012	12,120,000
10,000,000		Los Angeles County, CA, (Series A), 2.50% TRANs, 2/29/2012	10,034,915
20,000,000		Los Angeles County, CA, (Series B), 2.50% TRANs, 3/30/2012	20,104,909

Principal Amount			Value
$10,000,000		Los Angeles County, CA, (Series C), 2.50% TRANs, 6/29/2012	10,102,857
7,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	7,049,626
9,015,000	[2,3]	Manteca, CA USD, Spears (Series DBE-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 1/5/2012	9,015,000
26,000,000	[2,3]	Nuveen California Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 1/5/2012	26,000,000
17,285,000	[2,3]	Palomar, CA CCD, Stage Trust (Series 2008-18C), 0.23% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 1/26/2012	17,285,000
10,480,000	[2,3]	Rancho Santiago, CA CCD, Spears (Series DB-363) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.160%, 1/5/2012	10,480,000
7,805,000	[2,3]	San Bernardino, CA CCD, Spears (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.160%, 1/5/2012	7,805,000
15,000,000	[2,3]	San Diego, CA Housing Authority, P-FLOATs (Series PT-501) Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.230%, 1/5/2012	15,000,000
17,580,000	[2,3]	Sierra, CA Joint CCD, Spears (Series DB-384) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 1/5/2012	17,580,000
14,900,000		Tustin, CA USD, Special Tax District: Community Facilities District #07-1, (Series 2010) Daily VRDNs (Bank of America N.A. LOC), 0.090%, 1/3/2012	14,900,000
6,560,000	[2,3]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.130%, 1/5/2012	6,560,000
		TOTAL	351,714,345
		Colorado – 0.1%
1,430,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 1/5/2012	1,430,000
320,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.500%, 1/5/2012	320,000
		TOTAL	1,750,000
		Connecticut – 1.6%
14,000,000		Bridgeport, CT, 2.00% TANs, 2/10/2012	14,024,827
12,600,000		Connecticut Development Authority, (Series 1999), 0.55% CP (New England Power Co.), Mandatory Tender 1/9/2012	12,600,000
5,600,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 1/5/2012	5,600,000
6,180,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	6,180,000
7,110,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.180%, 1/5/2012	7,110,000
8,500,000		Hartford, CT, 2.00% BANs, 4/12/2012	8,532,465
6,200,000		New Britain, CT, 2.00% BANs, 3/28/2012	6,219,019
		TOTAL	60,266,311
		District of Columbia – 0.7%
27,000,000		District of Columbia, (Series 2009A), 0.20% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	27,000,000
		Florida – 5.6%
17,000,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.20% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	17,000,000
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.100%, 1/5/2012	7,630,000
4,350,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 1/6/2012	4,350,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 1/5/2012	17,000,000
6,345,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.700%, 1/4/2012	6,345,000
26,160,000	[2,3]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.25% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/17/2012	26,160,000
10,355,000	[2,3]	JEA, FL Water & Sewer System, Stage Trust (Series 2010-6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 1/5/2012	10,355,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.000%, 1/5/2012	3,800,000

Principal Amount			Value
$11,615,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.450%, 1/4/2012	11,615,000
38,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	38,000,000
3,270,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.450%, 1/4/2012	3,270,000
14,350,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.450%, 1/4/2012	14,350,000
5,000,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.420%, 1/5/2012	5,000,000
13,450,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011A), 0.210%, 1/5/2012	13,450,000
6,235,000	[2,3]	Palm Beach County, FL School Board, PUTTERs (Series 2089) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 1/5/2012	6,235,000
6,425,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.260%, 1/3/2012	6,425,000
7,765,000	[2,3]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C), 0.23% TOBs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	7,765,000
20,510,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 1/6/2012	20,510,000
		TOTAL	219,260,000
		Georgia – 5.8%
24,250,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.140%, 1/3/2012	24,250,000
40,000,000		Bartow County, GA Development Authority, (First Series 2009) Weekly VRDNs (Georgia Power Co.), 0.180%, 1/4/2012	40,000,000
71,000,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.140%, 1/3/2012	71,000,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.160%, 1/3/2012	10,125,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wells Fargo Bank, N.A. LOC), 0.130%, 1/5/2012	12,700,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.140%, 1/5/2012	18,000,000
41,475,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.140%, 1/3/2012	41,475,000
7,000,000		Oglethorpe Power Corp. Scherer Project, (First Series 1995), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	7,000,000
880,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.240%, 1/5/2012	880,000
		TOTAL	225,430,000
		Hawaii – 1.0%
23,000,000		Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 1/4/2012	23,000,000
17,000,000		Hawaii State Department of Budget & Finance, (Series 2004B-2) Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 1/4/2012	17,000,000
		TOTAL	40,000,000
		Illinois – 4.4%
6,230,000	[2,3]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 1/5/2012	6,230,000
4,795,000	[2,3]	Chicago, IL Board of Education, SPEARs (Series DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 1/5/2012	4,795,000
9,190,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.200%, 1/5/2012	9,190,000
3,051,000		Chicago, IL, (Series D-2), 0.28% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 2/8/2012	3,051,000
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.600%, 1/5/2012	6,980,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 1/5/2012	5,100,000
4,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds (Series 2011B), 0.230%, 1/5/2012	4,500,000
41,915,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.130%, 1/5/2012	41,915,000
12,645,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 1/6/2012	12,645,000

Principal Amount			Value
$4,245,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(Bank of America N.A. LOC), 0.130%, 1/5/2012	4,245,000
12,300,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.280%, 1/4/2012	12,300,000
19,570,000	[2,3]	Illinois Finance Authority, Stage Trust (Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), 0.110%, 1/5/2012	19,570,000
10,115,000	[2,3]	Illinois Finance Authority, Stage Trust (Series 2011-126C), 0.27% TOBs (Memorial Health System, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 5/31/2012	10,115,000
12,925,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 1/5/2012	12,925,000
4,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 0.100%, 1/4/2012	4,500,000
13,755,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin Floater Certificates (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.190%, 1/5/2012	13,755,000
365,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.050%, 1/5/2012	365,000
		TOTAL	172,181,000
		Indiana – 2.1%
10,165,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 1/6/2012	10,165,000
8,850,000		Bluffton, IN EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.170%, 1/5/2012	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.170%, 1/5/2012	9,500,000
4,400,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 1/5/2012	4,400,000
6,010,000		Indiana State Finance Authority, 2.00% Bonds (Indiana University Health Obligated Group), 3/1/2012	6,024,763
17,060,000	[2,3]	Indianapolis, IN Local Public Improvement Bond Bank, ROCs (Series 11895X) Waterworks Project Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.220%, 1/5/2012	17,060,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.200%, 1/5/2012	4,035,000
18,880,000		Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 1/5/2012	18,880,000
3,420,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.290%, 1/5/2012	3,420,000
		TOTAL	82,334,763
		Iowa – 1.4%
270,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.290%, 1/5/2012	270,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(BMO Harris Bank, N.A. LOC), 0.130%, 1/5/2012	27,685,000
15,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.140%, 1/5/2012	15,000,000
10,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.130%, 1/4/2012	10,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.090%, 1/5/2012	500,000
		TOTAL	53,455,000
		Kentucky – 1.2%
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 1/6/2012	9,860,000
24,645,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 1/6/2012	24,645,000
1,940,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.450%, 1/5/2012	1,940,000
10,680,000		Kentucky EDFA, (Catholic Health Initiatives), (Series 2011B-1), 0.200%, 1/5/2012	10,680,000
		TOTAL	47,125,000
		Louisiana – 2.8%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.260%, 1/4/2012	25,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.140%, 1/5/2012	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.160%, 1/4/2012	12,000,000

Principal Amount			Value
$4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.160%, 1/4/2012	4,000,000
11,520,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.190%, 1/5/2012	11,520,000
30,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.100%, 1/5/2012	30,575,000
23,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 1.480%, 1/5/2012	23,500,000
		TOTAL	109,595,000
		Maine – 0.2%
7,095,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.150%, 1/5/2012	7,095,000
		Maryland – 1.9%
20,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2007D), 0.28% CP (Johns Hopkins Hospital), Mandatory Tender 1/17/2012	20,000,000
20,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2007D), 0.30% CP (Johns Hopkins Hospital), Mandatory Tender 2/6/2012	20,000,000
10,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008E), 0.20% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	10,000,000
3,247,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 1/3/2012	3,247,500
11,325,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Stella Maris, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 1/4/2012	11,325,000
5,240,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004: French International School) Weekly VRDNs (La Fondation Du Lycee Francais International De Washington)/(SunTrust Bank LOC), 0.450%, 1/4/2012	5,240,000
5,400,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.160%, 1/3/2012	5,400,000
		TOTAL	75,212,500
		Massachusetts – 4.4%
5,130,000		Amesbury, MA, 1.25% BANs, 12/14/2012	5,159,035
1,725,000		Boston, MA IDFA, (Series 2006A) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 0.430%, 1/4/2012	1,725,000
16,095,000		Boston, MA IDFA, (Series 2006B) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 0.430%, 1/4/2012	16,095,000
8,480,000	[2,3]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.480%, 1/5/2012	8,480,000
12,155,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.110%, 1/4/2012	12,155,000
3,500,000	[2,3]	Commonwealth of Massachusetts, P-FLOATs (Series MT-723) Weekly VRDNs (Bank of America N.A. LIQ), 0.160%, 1/5/2012	3,500,000
12,167,977		Framingham, MA, 3.00% BANs, 6/15/2012	12,318,146
5,000,000		Malden, MA, 1.25% BANs, 9/28/2012	5,025,767
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, MVRENs 7 Month Window (Series 2010A), 0.190%, 1/5/2012	4,000,000
95,000		Massachusetts Development Finance Agency, (Issue 4), 0.35% CP (FHLB of Boston LOC), Mandatory Tender 2/15/2012	95,000
10,947,000		Massachusetts Development Finance Agency, (Issue 4), 0.35% CP (FHLB of Boston LOC), Mandatory Tender 5/2/2012	10,947,000
5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.60% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/10/2012	5,000,000
1,525,000		Massachusetts Development Finance Agency, (Series 2004), 0.65% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/10/2012	1,525,000
2,000,000		Massachusetts Development Finance Agency, (Series 2011A) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(RBS Citizens Bank N.A. LOC), 0.250%, 1/5/2012	2,000,000
8,200,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.110%, 1/4/2012	8,200,000
32,965,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 1/5/2012	32,965,000
5,750,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.100%, 1/5/2012	5,750,000
9,325,000	[2,3]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.160%, 1/5/2012	9,325,000
2,390,000		Massachusetts IFA, (Series 1998) Weekly VRDNs (Barbour Corporation)/(RBS Citizens Bank N.A. LOC), 0.650%, 1/4/2012	2,390,000
8,700,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.080%, 1/4/2012	8,700,000

Principal Amount			Value
$2,100,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Bank, N.A. LOC), 0.090%, 1/5/2012	2,100,000
4,750,000		Massachusetts State HFA, (Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.140%, 1/4/2012	4,750,000
3,500,000		Methuen, MA, 1.50% BANs, 5/18/2012	3,511,133
5,955,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), (Series 2011-2), 0.190%, 1/5/2012	5,955,000
		TOTAL	171,671,081
		Michigan – 3.9%
21,900,000	[2,3]	BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.240%, 1/5/2012	21,900,000
9,840,000	[2,3]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.280%, 1/5/2012	9,840,000
6,715,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 1/4/2012	6,715,000
40,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011) Weekly VRDNs (Citibank NA, New York LOC), 0.240%, 1/4/2012	40,000,000
8,600,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.240%, 1/4/2012	8,600,000
13,150,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 1/6/2012	13,150,000
16,900,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 1/5/2012	16,900,000
35,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 1/5/2012	35,000,000
		TOTAL	152,105,000
		Mississippi – 1.1%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(Wells Fargo Bank, N.A. LOC), 0.140%, 1/5/2012	10,000,000
22,050,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.110%, 1/5/2012	22,050,000
5,060,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.180%, 1/5/2012	5,060,000
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.190%, 1/5/2012	7,240,000
		TOTAL	44,350,000
		Missouri – 1.4%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.130%, 1/5/2012	10,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 1/5/2012	26,000,000
18,100,000		St. Louis County, MO IDA, (Series 2003) Weekly VRDNs (General Grant Colonial Village)/(U.S. Bank, N.A. LOC), 0.120%, 1/5/2012	18,100,000
		TOTAL	54,100,000
		Multi-State – 5.7%
65,600,000	[2,3]	BlackRock Muni Intermediate Duration Fund, Inc., (2871 Series W-7) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.230%, 1/5/2012	65,600,000
6,000,000	[2,3]	BlackRock MuniYield Investment Fund, (594 Series W-7 VRDP Shares) Weekly VRDPs, (GTD by Citibank NA, New York) 0.240%, 1/5/2012	6,000,000
3,500,000	[2,3]	BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (GTD by Citibank NA, New York), 0.240%, 1/5/2012	3,500,000
3,450,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.150%, 1/5/2012	3,450,000
23,505,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.150%, 1/5/2012	23,505,000
6,600,000	[2,3]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.230%, 1/5/2012	6,600,000
50,000,000	[2,3]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.230%, 1/5/2012	50,000,000
25,000,000	[2,3]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.280%, 1/5/2012	25,000,000
25,000,000	[2,3]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.230%, 1/5/2012	25,000,000

Principal Amount			Value
$15,000,000	[2,3]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.250%, 1/5/2012	15,000,000
		TOTAL	223,655,000
		Nebraska – 0.2%
1,385,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.400%, 1/5/2012	1,385,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.150%, 1/5/2012	4,880,000
		TOTAL	6,265,000
		Nevada – 0.1%
5,100,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.100%, 1/4/2012	5,100,000
		New Hampshire – 0.1%
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.55% CP (New England Power Co.), Mandatory Tender 1/9/2012	4,000,000
		New Jersey – 3.1%
4,885,000		Cedar Grove Township, NJ, 2.00% BANs, 2/22/2012	4,890,150
8,860,000		Edison Township, NJ, 1.25% BANs, 8/31/2012	8,895,060
2,925,000		Fanwood, NJ, 1.75% BANs, 2/21/2012	2,927,422
10,600,000		Freehold Township, NJ, 1.50% BANs, 12/20/2012	10,681,405
4,308,750		Haddonfield, NJ, 1.00% BANs, 3/30/2012	4,313,437
4,161,977		Haddonfield, NJ, 1.50% BANs, 3/30/2012	4,168,697
9,100,000		Montclair Township, NJ, 1.50% BANs, 3/9/2012	9,108,358
3,930,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.950%, 1/5/2012	3,930,000
8,895,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.200%, 1/5/2012	8,895,000
15,000,000	[2,3]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.240%, 1/5/2012	15,000,000
20,000,000	[2,3]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.240%, 1/5/2012	20,000,000
8,628,000		Old Bridge Township, NJ, 1.25% BANs, 10/17/2012	8,673,518
14,121,352		Paramus, NJ, 1.25% BANs, 2/24/2012	14,131,701
7,100,000		Readington Township, NJ, 1.50% BANs, 2/2/2012	7,105,938
		TOTAL	122,720,686
		New Mexico – 0.1%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 1/5/2012	2,000,000
		New York – 6.6%
20,000,000		Amsterdam, NY Enlarged City School District, 1.50% BANs, 6/29/2012	20,073,180
19,000,000		Binghamton, NY City School District, (Series 2011D), 1.25% BANs, 7/26/2012	19,061,055
40,200,000	[2,3]	BlackRock MuniYield New York Quality Fund, Inc., (2,477 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 1/5/2012	40,200,000
9,530,997		Forestville, NY CSD, 1.50% BANs, 7/12/2012	9,561,874
5,000,000		Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	5,007,378
7,959,947		Ithaca, NY, (Series 2011B), 1.50% BANs, 8/3/2012	7,997,983
8,089,011		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	8,118,227
3,295,000		McGraw, NY CSD, 1.50% BANs, 7/6/2012	3,303,322
13,900,000		Middletown, NY City School District, 1.00% BANs, 9/27/2012	13,947,840
11,000,000		Mineola, NY Union Free School District, 1.50% TANs, 6/29/2012	11,048,303
39,000,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.300%, 1/5/2012	39,000,000
20,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	20,173,330
31,000,000	[2,3]	Nuveen New York Quality Income Municipal Fund, Inc., (1617 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 1/5/2012	31,000,000
12,000,000		Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	12,011,837

Principal Amount			Value
$10,000,000		West Seneca, NY CSD, 1.25% BANs, 11/29/2012	10,058,754
8,000,000		Whitesboro, NY CSD, 1.00% BANs, 6/15/2012	8,000,000
		TOTAL	258,563,083
		North Carolina – 3.9%
4,000,000		Charlotte, NC, 0.22% CP (Bank of America N.A. LIQ), Mandatory Tender 1/25/2012	4,000,000
7,073,000		Charlotte, NC, 0.25% CP (Bank of America N.A. LIQ), Mandatory Tender 1/17/2012	7,073,000
1,080,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.340%, 1/5/2012	1,080,000
11,850,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.330%, 1/4/2012	11,850,000
655,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.400%, 1/4/2012	655,000
3,515,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.090%, 1/5/2012	3,515,000
3,820,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.150%, 1/5/2012	3,820,000
1,980,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 1/5/2012	1,980,000
6,920,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.120%, 1/5/2012	6,920,000
965,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.120%, 1/5/2012	965,000
2,605,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 1/5/2012	2,605,000
6,585,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.120%, 1/5/2012	6,585,000
6,500,000	[2,3]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C) Weekly VRDNs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.110%, 1/5/2012	6,500,000
7,355,000		North Carolina Educational Facilities Finance Agency, (Series 1999A) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.090%, 1/5/2012	7,355,000
9,070,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.150%, 1/5/2012	9,070,000
5,980,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), MVRENs 7 Month Windows (Series 2011B), 0.220%, 1/5/2012	5,980,000
6,800,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.120%, 1/5/2012	6,800,000
5,245,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 1/5/2012	5,245,000
1,100,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.100%, 1/5/2012	1,100,000
500,000		North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 1/4/2012	500,000
34,025,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.250%, 1/4/2012	34,025,000
6,370,000		Raleigh, NC, (Series 2009), 0.200%, 1/5/2012	6,370,000
2,850,000	[2,3]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.100%, 1/5/2012	2,850,000
17,100,000		Wake County, NC, (Series 2004A) Weekly VRDNs (RBC Bank (USA) LIQ), 0.250%, 1/5/2012	17,100,000
		TOTAL	153,943,000
		Ohio – 3.4%
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.290%, 1/5/2012	5,900,000
42,300,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.210%, 1/3/2012	42,300,000
14,535,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 1/6/2012	14,535,000
27,500,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.120%, 1/4/2012	27,500,000
7,380,000	[2,3]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.100%, 1/5/2012	7,380,000

Principal Amount			Value
$7,265,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.280%, 1/5/2012	7,265,000
4,545,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 1/5/2012	4,545,000
19,335,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 1/6/2012	19,335,000
5,600,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 1/5/2012	5,600,000
		TOTAL	134,360,000
		Oklahoma – 0.5%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.120%, 1/4/2012	19,200,000
		Pennsylvania – 2.3%
1,600,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.150%, 1/4/2012	1,600,000
7,000,000	[2,3]	Nuveen Pennsylvania Investment Quality Municipal Fund, (Series 1) Weekly VRDPs, (GTD by Citibank MA, New York), 0.240%, 1/5/2012	7,000,000
22,000,000	[2,3]	Nuveen Pennsylvania Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.240%, 1/5/2012	22,000,000
300,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.150%, 1/5/2012	300,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.190%, 1/4/2012	3,000,000
23,865,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.180%, 1/3/2012	23,865,000
32,645,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.170%, 1/5/2012	32,645,000
		TOTAL	90,410,000
		Rhode Island – 0.3%
10,000,000		Rhode Island State and Providence Plantations, (Fiscal Year 2012), 2.00% TANs, 6/29/2012	10,083,415
3,165,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 1/5/2012	3,165,000
		TOTAL	13,248,415
		South Carolina – 0.5%
7,700,000		Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.200%, 1/4/2012	7,700,000
9,000,000		South Carolina Association of Governmental Organizations (SCAGO), (Series A), 1.50% TANs, 4/13/2012	9,032,011
2,275,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.120%, 1/5/2012	2,275,000
		TOTAL	19,007,011
		South Dakota – 0.3%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.200%, 1/5/2012	1,000,000
10,400,000		South Dakota Housing Development Authority, (Series 2007 I) Weekly VRDNs (FHLB of Des Moines LIQ), 0.110%, 1/5/2012	10,400,000
		TOTAL	11,400,000
		Tennessee – 1.8%
1,300,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.450%, 1/4/2012	1,300,000
13,000,000		Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.500%, 1/5/2012	13,000,000
15,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), 0.190%, 1/5/2012	15,000,000
11,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.180%, 1/4/2012	11,140,000
31,300,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.160%, 1/4/2012	31,300,000
		TOTAL	71,740,000

Principal Amount			Value
		Texas – 11.6%
$18,565,000		Austin, TX Airport System, (Series 2005-2) Weekly VRDNs (Austin, TX)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 1/5/2012	18,565,000
67,800,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.300%, 1/5/2012	67,800,000
28,115,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs (Bank of America N.A. LOC), 0.110%, 1/5/2012	28,115,000
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 0.120%, 1/4/2012	14,500,000
20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.190%, 1/5/2012	20,300,000
5,390,000		Denver City, TX ISD, (Series 2011) Bonds (GTD by Texas PSFG Program), 2/15/2012	5,385,528
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 1/5/2012	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Credit Agricole Corporate and Investment Bank LOC), 1.600%, 1/5/2012	25,000,000
27,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.150%, 1/5/2012	27,000,000
76,200,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.130%, 1/5/2012	76,200,000
18,300,000		North Texas Tollway Authority, (Series A-1), 0.27% CP (Bank of America N.A. LOC), Mandatory Tender 1/5/2012	18,300,000
9,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.140%, 1/4/2012	9,000,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.150%, 1/4/2012	10,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.150%, 1/4/2012	21,000,000
29,690,000	[2,3]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-104) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.450%, 1/5/2012	29,690,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.180%, 1/5/2012	15,000,000
50,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	50,740,000
10,000,000	[2,3]	University of North Texas, TX, Municipal Securities Trust Receipts (Series 2003-SGA-146) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.730%, 1/4/2012	10,000,000
		TOTAL	451,300,528
		Utah – 0.6%
12,100,000		Emery County, UT, PCRRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 1.000%, 1/4/2012	12,100,000
12,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.220%, 1/5/2012	12,000,000
		TOTAL	24,100,000
		Vermont – 0.3%
10,985,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.210%, 1/5/2012	10,985,000
		Virginia – 0.9%
1,150,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 1/18/2012	1,150,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 1/5/2012	3,300,000
965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 1/5/2012	965,000
30,360,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.170%, 1/4/2012	30,360,000
470,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.450%, 1/4/2012	470,000
		TOTAL	36,245,000
		Washington – 0.6%
5,335,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.140%, 1/4/2012	5,335,000
7,280,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.600%, 1/4/2012	7,280,000
5,720,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.210%, 1/5/2012	5,720,000
5,725,000		Washington State Housing Finance Commission, (Series 2005A) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.210%, 1/5/2012	5,725,000
		TOTAL	24,060,000

Principal Amount			Value
		West Virginia – 1.1%
$14,500,000		Grant County, WV County Commission, PCRB (Series 1994), 0.50% CP (Virginia Electric & Power Co.), Mandatory Tender 1/19/2012	14,500,000
29,765,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.300%, 1/5/2012	29,765,000
		TOTAL	44,265,000
		Wisconsin – 0.8%
2,650,000		Combined Locks, WI PCRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 1/5/2012	2,650,000
9,655,000		University of Wisconsin Hospital and Clinics Authority, (Series 2009B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.050%, 1/5/2012	9,655,000
7,105,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.120%, 1/5/2012	7,105,000
11,775,000	[2,3]	Wisconsin State HEFA, Stage Trust (Series 2008-43C), 0.23% TOBs (Medical College of Wisconsin, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	11,775,000
		TOTAL	31,185,000
		Wyoming – 0.5%
8,670,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.270%, 1/5/2012	8,670,000
1,000,000		Lincoln County, WY, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.110%, 1/4/2012	1,000,000
10,000,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.190%, 1/4/2012	10,000,000
		TOTAL	19,670,000
		TOTAL SHORT-TERM MUNICIPALS — 98.9% (AT AMORTIZED COST)[4]	3,862,062,723
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[5]	44,197,573
		TOTAL NET ASSETS — 100%	$3,906,260,296

Securities that are subject to the federal alternative minimum tax (AMT) represent 19.2% of the portfolio as calculated based upon total market value.

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $863,155,000, which represented 22.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $863,155,000, which represented 22.1% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At December 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreements(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PCRB(s)	— Pollution Control Revenue Bond(s)
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 27, 2012